UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21152

        Nuveen Georgia Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG)
August 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Discretionary - 2.8%

$1,750	DeKalb County Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, General	12/12 at 101.00	Baa1	$ 1,868,160
	Motors Corporation Projects, Series 2002, 6.000%, 3/15/21

	Consumer Staples - 2.6%

2,000	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	1,724,300
	2002, 5.500%, 5/15/39

	Education and Civic Organizations - 22.2%

	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities
	Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002:
1,225	5.000%, 12/15/18 - AMBAC Insured	12/12 at 100.00	AAA	1,311,963
1,240	5.000%, 12/15/19 - AMBAC Insured	12/12 at 100.00	AAA	1,321,716

	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing
	LLC Project, Series 2002:
3,500	5.000%, 12/01/27 - AMBAC Insured	12/12 at 100.00	Aaa	3,575,180
2,500	5.000%, 12/01/33 - AMBAC Insured	12/12 at 100.00	Aaa	2,544,625

1,050	Fulton County Development Authority, Georgia, Revenue Bonds, TUFF Morehouse Project, Series 2002A,	2/12 at 100.00	AAA	1,069,100
	5.000%, 2/01/34 - AMBAC Insured

2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech - Klaus Parking and	11/13 at 100.00	AAA	2,088,840
	Family Housing Projects, Series 2003, 5.000%, 11/01/23 - MBIA Insured

1,315	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series	9/11 at 100.00	AA	1,348,717
	2001A, 5.125%, 9/01/33

1,250	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/11 at 102.00	Baa1	1,295,088
	2001, 5.750%, 10/01/31

	Healthcare - 29.5%

1,000	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Bonds, Memorial Health	1/14 at 100.00	A-	1,008,690
	University Medical Center Inc., Series 2004A, 5.375%, 1/01/26

	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center
	Project, Series 2002:
1,480	5.000%, 7/01/22 - MBIA Insured	7/12 at 101.00	Aaa	1,543,729
1,000	5.200%, 7/01/32 - MBIA Insured	7/12 at 101.00	Aaa	1,034,880

1,145	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center,	7/13 at 101.00	Aaa	1,219,448
	Series 2003, 5.000%, 7/01/20 - MBIA Insured

1,250	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast	5/11 at 100.00	A-	1,274,088
	Georgia Health Services Inc. Project, Series 2001, 5.500%, 5/15/31

3,000	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health	8/06 at 102.00	AAA	3,228,750
	Systems Project, Series 1996, 5.250%, 8/01/13 - MBIA Insured

	Newnan Hospital Authority, Georgia, Revenue Anticipation Certificates, Newnan Hospital Inc.,
	Series 2002:
2,260	5.500%, 1/01/19 - MBIA Insured	1/13 at 100.00	Aaa	2,502,317
3,020	5.500%, 1/01/20 - MBIA Insured	1/13 at 100.00	Aaa	3,330,305

2,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph's/Candler Health System, Series	1/14 at 100.00	AA	2,080,680
	2003, 5.250%, 7/01/23 - RAAI Insured

1,945	Tift County Hospital Authority, Georgia, Revenue Anticipation Bonds, Tift Regional Medical Center,	12/12 at 101.00	Aaa	2,106,902
	Series 2002, 5.250%, 12/01/19 - AMBAC Insured

	Housing/Multifamily - 4.6%

	Savannah Economic Development Authority, Georgia, GNMA Collateralized Multifamily Housing Revenue
	Bonds, Snap I-II-III Apartments, Series 2002A:
500	5.150%, 11/20/22 (Alternative Minimum Tax)	11/12 at 102.00	AAA	515,560
980	5.200%, 11/20/27 (Alternative Minimum Tax)	11/12 at 102.00	AAA	991,309
1,465	5.250%, 11/20/32 (Alternative Minimum Tax)	11/12 at 102.00	AAA	1,480,470

	Housing/Single Family - 5.8%

1,980	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2001B-2,	6/11 at 100.00	AAA	2,022,115
	5.400%, 12/01/31 (Alternative Minimum Tax)

1,700	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002C-2, 5.100%,	12/12 at 100.00	AAA	1,764,906
	12/01/22 (Alternative Minimum Tax)

	Materials - 1.6%

1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	2/11 at 101.00	BBB	1,049,030
	International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)

	Tax Obligation/General - 9.4%

1,000	Cherokee County School System, Georgia, General Obligation Bonds, Series 2003, 5.000%, 8/01/16 -	8/13 at 100.00	AAA	1,090,400
	MBIA Insured

1,000	Forsyth County, Georgia, General Obligation Bonds, Series 2004, 5.250%, 3/01/19	3/14 at 101.00	AA	1,105,270

750	Georgia, General Obligation Bonds, Series 1998D, 5.250%, 10/01/15	No Opt. Call	AAA	861,143

	Oconee County, Georgia, General Obligation Bonds, Recreation Project, Series 2003:
1,410	5.500%, 1/01/23 - AMBAC Insured	1/13 at 101.00	Aaa	1,549,209
1,470	5.250%, 1/01/26 - AMBAC Insured	1/13 at 101.00	Aaa	1,556,054

	Tax Obligation/Limited - 31.6%

1,405	Clayton County Development Authority, Georgia, Revenue Bonds, TUFF Archives LLC Project, Series	7/12 at 100.00	AAA	1,505,921
	2001A, 5.250%, 7/01/21 - MBIA Insured

4,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2002, 5.000%, 4/01/32	4/13 at 100.00	AA	4,081,520

750	Georgia Municipal Association Inc., Certificates of Participation, City of Atlanta Court Project,	6/12 at 101.00	AAA	797,880
	Series 2002, 5.125%, 12/01/21 - AMBAC Insured

2,500	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series	No Opt. Call	AAA	3,060,375
	1992P, 6.250%, 7/01/20 - AMBAC Insured

2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1996Y, 5.500%,	7/16 at 100.00	AAA	2,194,540
	7/01/36 - FSA Insured

5,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,	No Opt. Call	AAA	5,664,450
	Series 2002F, 5.250%, 7/01/21 - CIFG Insured

	Puerto Rico Municipal Finance Agency, Series 2002A:
800	5.250%, 8/01/21 - FSA Insured	8/12 at 100.00	AAA	873,608
2,500	5.000%, 8/01/27 - FSA Insured	8/12 at 100.00	AAA	2,585,075

	Transportation - 6.1%

3,650	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.500%, 1/01/21 - FGIC	1/10 at 101.00	AAA	3,983,866
	Insured

	U.S. Guaranteed*** - 0.9%

525	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 (Pre-refunded	5/09 at 101.00	AAA	583,816
	to 5/01/09) - FGIC Insured

	Utilities - 11.1%

1,000	Elberton, Georgia, Combined Utility System Revenue Refunding and Improvement Bonds, Series 2001,	1/12 at 100.00	Aaa	1,042,610
	5.000%, 1/01/22 - AMBAC Insured

2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2002A, 5.000%, 1/01/17 -	1/13 at 100.00	AAA	2,148,520
	FSA Insured

1,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power	No Opt. Call	AAA	1,054,460
	Company - Scherer Plant, Series 2001, 4.200%, 1/01/12 (Mandatory put 12/01/08) - AMBAC Insured

1,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series 2003A,	1/13 at 100.00	AAA	1,043,900
	5.000%, 1/01/22 - MBIA Insured

1,775	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.375%, 7/01/19 - MBIA	7/12 at 101.00	AAA	1,976,640
	Insured

	Water and Sewer - 23.1%

	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002:
1,000	5.250%, 10/01/22 - FSA Insured	10/12 at 100.00	AAA	1,070,950
3,500	5.000%, 10/01/27 - FSA Insured	10/12 at 100.00	AAA	3,587,535

	DeKalb County, Georgia, Water and Sewerage Bonds, Series 2000:
2,500	5.125%, 10/01/31	10/10 at 101.00	AA	2,566,175
2,500	5.375%, 10/01/35	10/10 at 101.00	AA	2,654,200

950	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 1998, 5.000%, 1/01/16 - FGIC	7/08 at 101.00	AAA	1,019,426
	Insured

970	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 (WI, settling	1/14 at 100.00	AAA	1,022,070
	9/23/04) - FGIC Insured

3,100	Harris County, Georgia, Water System Revenue Bonds, Series 2002, 5.000%, 12/01/22 - AMBAC Insured(PLG)	12/12 at 100.00	Aaa	3,250,284

$93,610	Total Long-Term Investments (cost $97,171,164) - 151.3%			99,230,765

	Other Assets Less Liabilities - (1.0)%			(660,207)

	Preferred Shares, at Liquidation Value - (50.3)%			(33,000,000)

	Net Assets Applicable to Common Shares - 100%			$65,570,558

Forward Swap Contracts outstanding at August 31, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with JPMorgan dated July 1, 2004, to pay
semi-annually the notional amount multiplied by 5.805%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR.	$4,300,000	2/02/05	2/02/25	$(262,133)

Agreement with Morgan Stanley dated July 15, 2004,
to pay semi-annually the notional amount multiplied by
by 5.717% (annualized) and receive quarterly the
notional amount multiplied by the three-month USD-LIBOR.	2,500,000	1/14/05	1/14/35	(130,881)

Agreement with JPMorgan dated July 28, 2004, to pay
quarterly the notional amount multiplied by 4.495%
(annualized) and receive quarterly the notional amount
multiplied by the daily arithmetic average of the weekly
BMA Municipal Swap Index for the quarter.	$2,000,000	12/13/04	12/13/24	(115,738)

				$(508,752)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payments on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
(WI)	Security purchased on a when-issued basis.
(PLG)	Portion of security, with an aggregate market value of $314,544, has been pledged to collateralize the net payment obligations under forward swap contracts.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $97,170,982.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
	Appreciation	$2,371,409
	Depreciation	(311,626)

	Net unrealized appreciation of investments	$2,059,783

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Georgia Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         10/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         10/29/04

* Print the name and title of each signing officer under his or her signature.